Redeemable Non-controlling Interests (Details) ¥ in Thousands	1 Months Ended			12 Months Ended
	Jul. 31, 2019 USD ($)	Jul. 31, 2019 CNY (¥)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 shares	Aug. 31, 2019 shares	Aug. 01, 2019	Jan. 31, 2018 USD ($) shares
Redeemable non-controlling interests
Ordinary shares | ¥				¥ 184
Paid-up share capital (in shares) | shares				233,800,850		0	189,388,000
Total amount | ¥				¥ 100,000	¥ 152,000
Percentage of ownership interest acquired (as a percent)						50.00%
Kr Asia
Redeemable non-controlling interests
Number of times to subscription price for redeemable price			1.5
Beijing Duoke | Kr Asia
Redeemable non-controlling interests
Ordinary shares | $									$ 3,000,000
Paid-up share capital (in shares) | shares									30,000,000
Total amount | $			$ 1,060,000
Percentage of equity interest			56.25%
Beijing Duoke | Kr Asia | 36Kr Global Holding
Redeemable non-controlling interests
Ownership interest transferred (as a percent)	56.25%	56.25%
Consideration from equity interest transferred | $	$ 3,000
36Kr Global Holding | Kr Asia
Redeemable non-controlling interests
Percentage of ownership interest acquired (as a percent)	18.75%	18.75%						75.00%
Total consideration on acquisition | ¥		¥ 4,800